UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             WASHINGTON, D.C. 20549

                                    FORM 13F

                               FORM 13F COVER PAGE

Report for the Calendar Year or Quarter Ended:  June 30, 2003
                                                -------------

Check here if Amendment [  ]; Amendment Number: _____
   This Amendment (Check only one.): [   ]  is a restatement.
                                     [   ]  adds new holdings entries.

Institutional Investment Manager Filing this Report:

Name:                SC-BVI Partners
Address:             747 Third Avenue
                     27th Floor
                     New York, NY  10017

Form 13F File Number:  028-10394

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:                Neil H. Koffler
Title:               Vice President of Managing Partner
Phone:               (212)888-9100

Signature, Place, and Date of Signing:

 /s/ Neil H. Koffler                  New York, NY            August 14, 2003
-------------------------------  ----------------------       ---------------
   [Signature]                       [City, State]               [Date]

Report Type (Check only one.):

[X] 13F HOLDINGS REPORT. (Check here if all holdings of this reporting manager are reported in this report.)

[ ] 13F NOTICE. (Check here if no holdings reported are in this report, and all holdings are reported by other reporting manager(s).)

[ ] 13F COMBINATION REPORT. (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)

                              Form 13F SUMMARY PAGE


Report Summary:


Number of Other Included Managers:                  0
                                          --------------------

Form 13F Information Table Entry Total:             77
                                          --------------------

Form 13F Information Table Value Total:        $26,612
                                          --------------------
                                              (thousands)


List of Other Included Managers:
                                                    NONE

                                 SC-BVI PARTNERS
                                    FORM 13F
                         FOR QUARTER ENDED June 30, 2003

                                                                                                                         ITEM 5:
                                         ITEM 2:                                     ITEM 3:           ITEM 4:         Shares or
     ITEM 1:                            Title of                                     Cusip              Fair           Principal
  Name of Issuer                         Class                                       Number          Market Value        Amount
------------------------------------------------------------------------------------------------------------------------------------
3 COM Corp                                Common                                     885535104           63,045         13,500 SH
Aames Fin Corp Conv PFD                   Conv. Pfd.                                 00253A408          100,800         33,600 SH
Aames Financial 5.5% of 3/15/06           Cvt. Sub. Debtentures                      00253AAE1        2,879,080      3,448,000 PRN
Amern Bk Nt Holographic Inc               Common                                      24377103           24,636         20,530 SH
Apex Silver Mines Ltd.                    Common                                     G04074103          413,000         28,000 SH
Arizona Star Resources Corp               Common                                     04059G106          276,091        165,360 SH
Auspex System Inc                         Common                                     052116100            6,998        194,400 SH
Baycorp Holdings Ltd.                     Common                                      72728108          432,387         31,107 SH
Canadian Superior Energy Inc.             Common                                     136644101          273,105        229,500 SH
Canyon Resources Corp.                    Common                                     138869300          109,350         81,000 SH
Caraco Phamaceutical Lab                  Common                                     14075T107          357,480         54,000 SH
Catalytica Energy System                  Common                                     148884109          113,130         41,900 SH
Centrex Inc.                              Common                                     15640E103           11,475        135,000 SH
Chief Consolidated Mining Co.             Common                                     168628105          219,072        420,000 SH
CINAR Corp                                Common                                     171905300          462,000        168,000 SH
Corvas Int'l Inc.                         Common                                     221005101          246,686         91,365 SH
Cosine Communication                      Common                                     221222607          360,637         59,413 SH
Crystlex Inc                              Common                                     22942F101          356,535        256,500 SH
Cygne Designs Inc.                        Common                                     232556100            2,268         15,120 SH
DUSA Phamaceutical                        Common                                     266898105          246,136         98,062 SH
Ediets.com                                Common                                     280597105          105,570         45,900 SH
Empire Energy Corp.                       Common                                     291645208           15,260        152,600 SH
Endocare Inc.                             Common                                     26264P104          168,264         41,040 SH
EP Medsystems                             Common                                     26881P103          435,840        177,894 SH
ESG Re Ltd.                               Common                                     000G312151         210,984        703,280 SH
G III Apparel Grp Ltd                     Common                                     36237H101          203,428         27,160 SH
Gabriel Resources Ltd                     Common                                     361970106           25,620         14,150 SH
Gold Field Ltd                            Common                                     38059T106          164,430         13,500 SH
Grace W R & Co.                           Common                                     38388F108          136,710         31,000 SH
Great Northern Explorations Ltd.          Common                                     391018108          112,833         40,500 SH
Harmony Gold                              Common                                     413216300          181,845         13,500 SH
Integrated Telecom Exp Inc                Common                                     45817U101           65,094        283,016 SH
Intermet Corp                             Common                                     45881K104           93,150         27,000 SH
Jacksonville Savings Bank                 Common                                     46924P100           54,873          3,276 SH
Juina Mining Corp                         Common                                     48131Q202           10,935        729,000 SH
Kick Energy Corp.                         Common                                     49374P109           62,110         54,000 SH
Liberate Tech.                            Common                                     530129105          402,300        135,000 SH
London Pacific Group Ltd                  Sponsored ADR                              542073200          195,948        130,632 SH
Max Worldwide Inc.                        Common                                     577940109          334,606        464,730 SH
Media Arts Group Inc                      Common                                     58439C102            5,613          2,184 SH
Miix Group Inc.                           Common                                     59862V104           72,344         96,458 SH
MIPS Technologies                         Common - Class B                           604567206          211,481         85,620 SH
Misonix Inc.                              Common                                     604871103           44,685         13,500 SH
MM Companies                              Common                                     55310J107           45,436         33,656 SH
Molex Inc.                                Common - Class A                           608554200        1,743,890         75,330 SH
Motor Parts & Accessories                 Common                                     620071100           37,950         11,500 SH
Mutual Risk Mgmt Ltd.                     Common                                     628351108           10,049      1,256,156 SH
Nash Finch Co.                            Common                                     631158102          450,090         27,000 SH
NCRIC Group Inc                           Common                                     628806105          860,831         84,811 SH
Netmanage Inc.                            Common                                     641144308           36,180         10,610 SH
Nevsun Resources Ltd                      Common                                     64156L101          145,859         54,000 SH
Newmont Mining Corp.                      Common                                     651639106          899,142         27,700 SH
Northern Orion Explorations Ltd           Common                                     665575106          119,880        108,000 SH
Northgate Exploration Ltd                 Common                                     666416102          148,240        136,000 SH
Personnel Group of America                Common                                     715338109          203,021      1,073,212 SH
Personnel Group of America                Series B Conv. Participating Pfd Stock     715338109          176,806         10,667 SH
Pharmacyclics Inc                         Common                                     716933106          397,639         83,890 SH
Pomeroy Computer Res Inc                  Common                                     731822102        2,568,132        232,200 SH
Progress Financial Corp.                  Common                                     743266108          826,813         59,914 SH



                              ** TABLE COMPLETE **

                                 SC-BVI PARTNERS
                                    FORM 13F
                         FOR QUARTER ENDED June 30, 2003


                                                                                                   ITEM 5:
                                         ITEM 2:               ITEM 3:           ITEM 4:         Shares or
     ITEM 1:                            Title of               Cusip              Fair           Principal
  Name of Issuer                         Class                 Number          Market Value        Amount
---------------------------------------------------------------------------------------------------------------
Read Rite Corp                          Common               755246204           38,961        599,400 SH
Rio Alto Resources                      Common               766893101          428,602        680,320 SH
Scpie Holding Inc                       Common               78402P104        2,486,753        323,796 SH
Seabord Corp                            Common               811543107          111,780            540 SH
Selectica Inc.                          Common               816288104          513,540        162,000 SH
Sierra Pacific Resources                Common               826428104          570,953         96,120 SH
Standard Mgt Corp                       Common               853612109           14,299          3,950 SH
SYM Corp                                Common               871551107          144,096         22,410 SH
Tenet Healthcare Corp                   Common               88033G100          157,275         13,500 SH
Terraquest Energy Corp.                 Common               88103P105          194,722      1,009,260 SH
Texas Geno Hldg                         Common               882443104        1,775,603         76,370 SH
Traffic Inc                             Common               892721101           54,032         17,600 SH
Travis Boats & Motor Inc.               Common               894363100           43,740         54,000 SH
TXU Europe Capital I                    Common               87316S203          265,430         50,558 SH
Wheaton River Minerals                  Common               962902102          208,280        164,000 SH
Windmill & Co Inc                       Common               974259103           77,904         38,002 SH
Wyndham Int'l Inc.                      Common               983101106           59,400        135,000 SH
Zonagen Inc                             Common               98975L108          528,915        322,509 SH



                             ** TABLE CONTINUED **

                                 SC-BVI PARTNERS
                                    FORM 13F
                         FOR QUARTER ENDED June 30, 2003


                                                           ITEM 6:                                      ITEM 8:
                                                     INVESTMENT DISCRETION                       VOTING AUTHORITY SHARES
                                                      (b) Shares                   ITEM 7:
     ITEM 1:                                          as Defined    (c) Shared    Managers
  Name of Issuer                        (a) Sole       in Instr. V     Other     See Instr. V    (a) Sole   (b) Shared    (c) None
------------------------------------------------------------------------------------------------------------------------------------
3 COM Corp                              13,500          --            --           --              13,500      --           --
Aames Fin Corp Conv PFD                 33,600          --            --           --              33,600      --           --
Aames Financial 5.5% of 3/15/06      3,448,000          --            --           --           3,448,000      --           --
Amern Bk Nt Holographic Inc             20,530          --            --           --              20,530      --           --
Apex Silver Mines Ltd.                  28,000          --            --           --              28,000      --           --
Arizona Star Resources Corp            165,360          --            --           --             165,360      --           --
Auspex System Inc                      194,400          --            --           --             194,400      --           --
Baycorp Holdings Ltd.                   31,107          --            --           --              31,107      --           --
Canadian Superior Energy Inc.          229,500          --            --           --             229,500      --           --
Canyon Resources Corp.                  81,000          --            --           --              81,000      --           --
Caraco Phamaceutical Lab                54,000          --            --           --              54,000      --           --
Catalytica Energy System                41,900          --            --           --              41,900      --           --
Centrex Inc.                           135,000          --            --           --             135,000      --           --
Chief Consolidated Mining Co.          420,000          --            --           --             420,000      --           --
CINAR Corp                             168,000          --            --           --             168,000      --           --
Corvas Int'l Inc.                       91,365          --            --           --              91,365      --           --
Cosine Communication                    59,413          --            --           --              59,413      --           --
Crystlex Inc                           256,500          --            --           --             256,500      --           --
Cygne Designs Inc.                      15,120          --            --           --              15,120      --           --
DUSA Phamaceutical                      98,062          --            --           --              98,062      --           --
Ediets.com                              45,900          --            --           --              45,900      --           --
Empire Energy Corp.                    152,600          --            --           --             152,600      --           --
Endocare Inc.                           41,040          --            --           --              41,040      --           --
EP Medsystems                          177,894          --            --           --             177,894      --           --
ESG Re Ltd.                            703,280          --            --           --             703,280      --           --
G III Apparel Grp Ltd                   27,160          --            --           --              27,160      --           --
Gabriel Resources Ltd                   14,150          --            --           --              14,150      --           --
Gold Field Ltd                          13,500          --            --           --              13,500      --           --
Grace W R & Co.                         31,000          --            --           --              31,000      --           --
Great Northern Explorations Ltd.        40,500          --            --           --              40,500      --           --
Harmony Gold                            13,500          --            --           --              13,500      --           --
Integrated Telecom Exp Inc             283,016          --            --           --             283,016      --           --
Intermet Corp                           27,000          --            --           --              27,000      --           --
Jacksonville Savings Bank                3,276          --            --           --               3,276      --           --
Juina Mining Corp                      729,000          --            --           --             729,000      --           --
Kick Energy Corp.                       54,000          --            --           --              54,000      --           --
Liberate Tech.                         135,000          --            --           --             135,000      --           --
London Pacific Group Ltd               130,632          --            --           --             130,632      --           --
Max Worldwide Inc.                     464,730          --            --           --             464,730      --           --
Media Arts Group Inc                     2,184          --            --           --               2,184      --           --
Miix Group Inc.                         96,458          --            --           --              96,458      --           --
MIPS Technologies                       85,620          --            --           --              85,620      --           --
Misonix Inc.                            13,500          --            --           --              13,500      --           --
MM Companies                            33,656          --            --           --              33,656      --           --
Molex Inc.                              75,330          --            --           --              75,330      --           --
Motor Parts & Accessories               11,500          --            --           --              11,500      --           --
Mutual Risk Mgmt Ltd.                1,256,156          --            --           --           1,256,156      --           --
Nash Finch Co.                          27,000          --            --           --              27,000      --           --
NCRIC Group Inc                         84,811          --            --           --              84,811      --           --
Netmanage Inc.                          10,610          --            --           --              10,610      --           --
Nevsun Resources Ltd                    54,000          --            --           --              54,000      --           --
Newmont Mining Corp.                    27,700          --            --           --              27,700      --           --
Northern Orion Explorations Ltd        108,000          --            --           --             108,000      --           --
Northgate Exploration Ltd              136,000          --            --           --             136,000      --           --
Personnel Group of America           1,073,212          --            --           --           1,073,212      --           --
Personnel Group of America              10,667          --            --           --              10,667      --           --
Pharmacyclics Inc                       83,890          --            --           --              83,890      --           --
Pomeroy Computer Res Inc               232,200          --            --           --             232,200      --           --
Progress Financial Corp.                59,914          --            --           --              59,914      --           --


                             ** TABLE CONTINUED **

                                 SC-BVI PARTNERS
                                    FORM 13F
                         FOR QUARTER ENDED June 30, 2003

                                                        ITEM 6:                                             ITEM 8:
                                                   INVESTMENT DISCRETION                            VOTING AUTHORITY SHARES
                                                (b) Shares                     ITEM 7:
     ITEM 1:                                    as Defined     (c) Shared     Managers
  Name of Issuer                    (a) Sole     in Instr. V      Other      See Instr. V   (a) Sole      (b) Shared      (c) None
------------------------------------------------------------------------------------------------------------------------------------
Read Rite Corp                   599,400          --             --            --               599,400       --             --
Rio Alto Resources               680,320          --             --            --               680,320       --             --
Scpie Holding Inc                323,796          --             --            --               323,796       --             --
Seabord Corp                         540          --             --            --                   540       --             --
Selectica Inc.                   162,000          --             --            --               162,000       --             --
Sierra Pacific Resources          96,120          --             --            --                96,120       --             --
Standard Mgt Corp                  3,950          --             --            --                 3,950       --             --
SYM Corp                          22,410          --             --            --                22,410       --             --
Tenet Healthcare Corp             13,500          --             --            --                13,500       --             --
Terraquest Energy Corp.        1,009,260          --             --            --             1,009,260       --             --
Texas Geno Hldg                   76,370          --             --            --                76,370       --             --
Traffic Inc                       17,600          --             --            --                17,600       --             --
Travis Boats & Motor Inc.         54,000          --             --            --                54,000       --             --
TXU Europe Capital I              50,558          --             --            --                50,558       --             --
Wheaton River Minerals           164,000          --             --            --               164,000       --             --
Windmill & Co Inc                 38,002          --             --            --                38,002       --             --
Wyndham Int'l Inc.               135,000          --             --            --               135,000       --             --
Zonagen Inc                      322,509          --             --            --               322,509       --             --




                              ** TABLE COMPLETE **